Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue by Customer Location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 36,499,644	$ 28,730,549
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,877,162	16,707,660
Vietnam [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,263,006	2,860,192
China Mainland [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,960,825	2,644,342
Mexico [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,015,173	1,130,696
Taiwan [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,478,429	1,865,032
Japan [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,729,559	1,746,123
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,159,928	824,563
Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,015,562	$ 951,941